Average Annual Total Returns{- Fidelity Small Cap Discovery Fund} - 04.30 Fidelity Small Cap Discovery Fund PRO-08 - Fidelity Small Cap Discovery Fund	Fidelity Small Cap Discovery Fund Return Before Taxes Past 1 year	Fidelity Small Cap Discovery Fund Return Before Taxes Past 5 years	Fidelity Small Cap Discovery Fund Return Before Taxes Past 10 years	Fidelity Small Cap Discovery Fund After Taxes on Distributions Past 1 year	Fidelity Small Cap Discovery Fund After Taxes on Distributions Past 5 years	Fidelity Small Cap Discovery Fund After Taxes on Distributions Past 10 years	Fidelity Small Cap Discovery Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Small Cap Discovery Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Small Cap Discovery Fund After Taxes on Distributions and Sales Past 10 years	RS002 Past 1 year	RS002 Past 5 years	RS002 Past 10 years
Total	6.89%	8.78%	10.16%	6.19%	6.25%	8.18%	4.57%	6.64%	8.06%	19.96%	13.26%	11.20%